Net income per common share - Basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Basic net income per common share (in usd per share)	$ 2.43	$ 2.57
Diluted net income per common share (in usd per share)	$ 2.39	$ 2.57